Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value Disclosures [Abstract]
Unrealized gains (losses) in OCI related to Available-for-sale securities	¥ (6)	¥ (10)
Unrealized gains (losses) in OCI related to Long-term debt	¥ (6)	¥ 6